Expense Example - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund - Fidelity California Limited Term Tax-Free Bond Fund
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381